Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
February 28, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 82.9%
	Australia – 1.6%
156,912	Transurban Group (b) (c)	$1,449,303
	Canada – 19.7%
156,167	Enbridge, Inc. (c)	6,746,907
141,150	Hydro One Ltd. (c) (d) (e)	3,485,598
56,113	Pembina Pipeline Corp. (c)	1,908,063
107,051	TC Energy Corp. (c)	5,751,616
		17,892,184
	Hong Kong – 6.3%
561,000	CLP Holdings, Ltd. (b) (c)	5,715,069
	Italy – 10.2%
220,601	Enav S.p.A. (b) (c) (d) (e) (f)	1,014,060
395,661	Snam S.p.A. (b) (c)	2,198,394
737,108	Terna-Rete Elettrica Nazionale S.p.A. (b) (c)	6,038,977
		9,251,431
	Japan – 3.3%
70,300	West Japan Railway Co. (b) (c)	3,033,016
	United Kingdom – 26.7%
586,359	National Grid PLC (b) (c)	8,865,375
283,380	Pennon Group PLC (b) (c)	3,938,580
203,045	Severn Trent PLC (b) (c)	7,811,752
252,517	United Utilities Group PLC (b) (c)	3,624,290
		24,239,997
	United States – 15.1%
59,368	Eversource Energy (c)	4,856,302
193,082	Kinder Morgan, Inc. (c)	3,359,627
26,973	Sempra Energy (c)	3,890,046
10,982	Sempra Energy (MXN) (c)	1,601,514
		13,707,489
	Total Common Stocks	75,288,489
	(Cost $68,557,706)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 9.7%
	United States – 9.7%
248,651	Enterprise Products Partners, L.P. (c)	6,072,057
56,713	Magellan Midstream Partners, L.P. (c)	2,751,715
	Total Master Limited Partnerships	8,823,772
	(Cost $6,421,137)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 36.4%
	Canada – 1.1%
$1,000,000	Air Canada, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	08/11/28	992,860
	Ireland – 0.3%
300,000	Setanta Aircraft Leasing DAC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.14%	11/02/28	298,032

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Luxembourg – 0.5%
$491,250	Connect Finco SARL, Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	12/11/26	$484,495
	United States – 34.5%
1,229,028	Astoria Energy LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	12/10/27	1,215,459
248,750	BW Gas & Convenience Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	03/31/28	247,506
712,577	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.21%	01/15/25	699,038
1,164,228	Calpine Corp., Term Loan B5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.71%	12/16/27	1,150,118
680,530	Calpine Corp., Term Loan B9, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.21%	04/05/26	666,539
246,222	Charter Communications Operating LLC, Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.96%	02/01/27	242,376
928,206	Consolidated Communications, Inc., Term Loan B1, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	10/02/27	915,443
712,150	Core & Main L.P., Term Loan B-1 Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.71%	07/27/28	702,657
1,349,232	CSC Holdings LLC, 2017 Refinancing Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	2.44%	07/17/25	1,306,853
639,938	Cumulus Media New Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	03/31/26	634,741
1,221,875	Directv Financing LLC, Initial Term Loan, 1 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	08/02/27	1,217,757
1,199,545	EFS Cogen Holdings I LLC, Term Loan B Advance, 1 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	10/01/27	1,162,359
381,456	Form Technologies LLC, Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	07/22/25	378,595
1,463,937	Frontier Communications Holdings LLC, Term Loan B-Exit, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/08/27	1,450,674
742,500	Global Medical Response, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	10/02/25	738,045
500,000	Gray Television, Inc., Term Loan D, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	12/01/28	495,980
1,876,487	Hamilton Projects Acquiror LLC, Term Loan B, 1 Mo. LIBOR + 4.50%, 0.75% Floor	5.25%	06/17/27	1,859,486
292,029	HCA Inc., Tranche B Term Loan B14, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.96%	06/30/28	291,938
248,750	Madison IAQ LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/21/28	244,514
1,250,000	Mileage Plus Holdings LLC, Term Loan B, 1 Mo. LIBOR + 5.25%, 1.00% Floor	6.25%	06/21/27	1,304,225
1,475,000	Olympus Water US Holding Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	11/09/28	1,453,613
2,192,982	Parkway Generation LLC, Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/18/29	2,172,873
307,018	Parkway Generation LLC, Term Loan C, 1 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/18/29	304,331
2,251,286	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	2,205,698
1,000,000	PMHC II, Inc., Initial Term Loan, 1 Mo. SOFR + 4.25%, 0.50% Floor	4.75%	02/03/29	984,170
750,000	Pretium PKG Holdings, Inc., Term Loan First Lien Initial Term Loan, 1 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	10/01/28	740,760

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$746,250	Sinclair Television Group, Inc., Term Loan B3, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.21%	04/01/28	$719,198
2,000,000	Southwestern Energy Co., Term Loan B, 1 Mo. SOFR + 2.50%, 0.50% Floor	3.00%	06/22/27	1,988,760
960,375	Standard Industries Inc./NJ, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.50% Floor	3.00%	09/22/28	956,255
350,000	Telenet Financing USD LLC, Term Loan AR, 6 Mo. LIBOR + 2.00%, 0.00% Floor	2.19%	04/28/28	341,250
588,060	Terrier Media Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	12/17/26	580,057
498,750	USIC Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	05/14/28	490,800
1,000,000	Viasat, Inc., Term Loan B, 1 Mo. SOFR + 4.50%, 0.50% Floor	5.00%	03/04/29	980,000
500,000	WR Grace Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	09/22/28	497,290
				31,339,358
	Total Senior Floating-Rate Loan Interests			33,114,745
	(Cost $33,269,244)

Total Investments – 129.0%	117,227,006
(Cost $108,248,087)
Outstanding Loan – (36.6)%	(33,250,000)
Net Other Assets and Liabilities – 7.6%	6,875,805
Net Assets – 100.0%	$90,852,811

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2022, securities noted as such are valued at $43,688,816 or 48.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security serves as collateral on the outstanding loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security.
(g)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight Financing Rate (“SOFR”) obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(h)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
SOFR	Secured Overnight Financing Rate

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2022 is as follows:
	Total Value at 2/28/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 17,892,184	$ 17,892,184	$ —	$ —
United States	13,707,489	13,707,489	—	—
Other Country Categories*	43,688,816	—	43,688,816	—
Master Limited Partnerships*	8,823,772	8,823,772	—	—
Senior Floating-Rate Loan Interests*	33,114,745	—	33,114,745	—
Total Investments	$ 117,227,006	$ 40,423,445	$ 76,803,561	$—

*	See Portfolio of Investments for country breakout.